Summary of Significant Accounting Policies (Details 10) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling interests:
Balance	$ 5,544,288,000	$ 5,633,752,000	$ 5,182,962,000
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	16,652,000	(91,933,000)	(3,493,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	21,042,000	16,169,000	15,769,000
Currency translation adjustments	9,200,000	(8,462,000)	(20,590,000)
Changes in available-for-sale securities and other	(39,248,000)	(37,431,000)	19,934,000
Other comprehensive income (loss)	7,646,000	(121,657,000)	11,620,000
Balance	6,893,089,000	5,544,288,000	5,633,752,000
Accumulated Other Comprehensive Income (Loss)
Cumulative translation adjustments	(30,620,000)	(39,820,000)
Accumulated derivative losses, net	(78,139,000)	(115,833,000)
Net unrealized gains on marketable securities, net	2,613,000	41,861,000
Total accumulated other comprehensive loss	(106,146,000)	(113,792,000)
Less: Accumulated other comprehensive loss attributable to noncontrolling interests	15,246,000	19,529,000
Total accumulated other comprehensive loss net of noncontrolling interests	(90,900,000)	(94,263,000)
Revenue Recognition
Leases for which fixed payment is received for CAM component (as a percent)	93.00%
Management Fees and Other Revenues
Insurance reserve for insurance subsidiaries and other self-insurance programs	112,800,000	115,100,000
Allowance for Credit Losses
Balance, beginning of period	27,500,000	31,650,000	45,187,000
Consolidation of previously unconsolidated properties	2,075,000	860,000	426,000
Provision for credit losses	12,809,000	6,505,000	3,130,000
Accounts written off, net of recoveries	(9,254,000)	(11,515,000)	(17,093,000)
Balance, end of period	33,130,000	27,500,000	31,650,000
Income Taxes
Deferred tax assets related to TRS subsidiaries, net	4,100,000	5,600,000
Corporate and Transaction Related Expenses
Transaction expenses			68,972,000
Noncontrolling Interests
Noncontrolling interests:
Balance	894,622,000	802,972,000	724,825,000
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	274,701,000	210,240,000	134,161,000
Distributions to noncontrolling interest holders	(239,207,000)	(212,526,000)	(178,082,000)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	5,634,000	(15,814,000)	(309,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	3,021,000	2,774,000	2,689,000
Currency translation adjustments	2,435,000	(1,484,000)	(3,452,000)
Changes in available-for-sale securities and other	(6,807,000)	(6,340,000)	3,074,000
Other comprehensive income (loss)	4,283,000	(20,864,000)	2,002,000
Adjustment to limited partners' interest from increased (decreased) ownership in the Operating Partnership	99,834,000	(36,032,000)	(103,728,000)
Units issued to limited partners	31,324,000	9,084,000	213,861,000
Units exchanged for common shares	(144,197,000)	(9,465,000)	(3,866,000)
Units Redeemed	(38,904,000)
Purchase of noncontrolling interests, noncontrolling interests in newly consolidated properties and other	100,030,000	151,213,000	13,799,000
Balance	$ 982,486,000	$ 894,622,000	$ 802,972,000